Hartford Schroders Emerging Markets Equity Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		33.57%	4.20%	8.42%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		32.27%	2.51%	8.26%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		19.61%	2.12%	6.96%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.19%	2.47%	8.27%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	38.00%	2.97%	8.23%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		40.36%	3.91%	9.15%
Class R3 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	39.59%	3.42%	8.71%
Class R4 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	39.96%	3.67%	8.97%
Class R5 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	40.45%	3.97%	9.20%
Class Y | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	40.36%	3.99%	9.24%
Class F | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	40.58%	4.09%	9.31%
Class SDR | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		40.48%	4.09%	9.34%

[1]	Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on October 24, 2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares.
[2]	Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to the inception date of Class F has not been adjusted to reflect the operating expenses of Class F.